Investments in subsidiary undertakings, joint ventures and associates - Aggregate carrying amounts of the investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment funds
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 27,192	$ 23,622
Investment funds | Equity securities and holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	27,192	23,622
Separate account assets
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	219,062	195,070
Separate account assets | Equity securities and holdings in collective investment schemes
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	219,062	195,070
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	3,414	6,573
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	$ 3,414	$ 6,573